RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 182,282,743	$ 173,819,116
Allowance for loans, advances and lease losses	(10,929,395)	(10,235,831)	$ (8,223,103)	$ (6,621,911)
Loans and advances to customers	171,353,348	163,583,285
Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	182,282,743	173,819,116
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553
Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553	94,600,648
Corporate loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,108,427
Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,108,427	55,562,618
SME Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,209,759
SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,209,759	16,524,571
Other Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,450,367
Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,450,367	22,513,459
Consumer
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Allowance for loans, advances and lease losses	(3,445,818)	(2,892,891)	$ (2,291,829)	$ (1,791,123)
Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Credit card Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,079,354
Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,079,354	7,026,689
Vehicle Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,597,969
Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,597,969	3,253,060
Payroll loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,896,376
Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,896,376	7,451,381
Others Consumer Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,126,971
Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,126,971	14,262,251
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283
Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283	22,870,685
VIS Mortgage Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,211,385
VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,211,385	5,778,067
Non-VIS Mortgage Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,771,898
Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,771,898	17,092,618
Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	24,550,829	23,198,204
Small Business Loan [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 1,279,408	$ 1,156,198